As filed with the Securities and Exchange Commission on October 20, 2021

1933 Act File No. 333-256440

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☒

MFS® MUNICIPAL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199-7632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, MA 02199-7632

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS WILL BECOME EFFECTIVE IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b).

Title of Securities Being Registered: Class A, Class I, and Class R6 shares of beneficial interest in the series of the Registrant designated MFS® Municipal Intermediate Fund.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 2-92915)

This amendment to the Registration Statement on Form N-14 of MFS Municipal Series Trust on behalf of its MFS Municipal Intermediate Fund, filed with the Securities and Exchange Commission on May 24, 2021 (Accession No. 0001193125-21-170972; 1933 Act Registration No. 333-256440) (the “Registration Statement’), is being filed to add Exhibits 4 and 12 to the Registration Statement. No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

PART C

OTHER INFORMATION

Item 16.	Exhibits

4	Plan of Reorganization; filed herewith.

12	Opinion of Ropes & Gray LLP as to tax matters, including consent, dated October 4, 2021; filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 20th day of October, 2021.

MFS® Municipal Series Trust

By:	DAVID L. DILORENZO*

Name: David L. DiLorenzo

Title: President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on October 20, 2021.

SIGNATURE	TITLE

DAVID L. DILORENZO*	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST*	Principal Financial and Accounting Officer
James O. Yost

STEVEN E. BULLER*	Trustee
Steven E. Buller

JOHN A. CAROSELLI*	Trustee
John A. Caroselli

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

PETER D. JONES*	Trustee
Peter D. Jones

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

JAMES W. KILMAN, JR.*	Trustee
James W. Kilman, Jr.

ROBERT J. MANNING*	Trustee
Robert J. Manning

SIGNATURE	TITLE

CLARENCE OTIS, JR.*	Trustee
Clarence Otis, Jr.

MICHAEL W. ROBERGE*	Trustee
Michael W. Roberge

MARYANNE L. ROEPKE*	Trustee
Maryanne L. Roepke

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

*By:	CHRISTOPHER R. BOHANE

Name:	Christopher R. Bohane
as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to a Power of Attorney, dated May 6, 2021 (Trustees) and a Power of Attorney, dated May 6, 2021 (DiLorenzo) (Yost) incorporated by reference to the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-256440), filed with the SEC via EDGAR on May 24, 2021.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

4	Plan of Reorganization; filed herewith

12	Opinion of Ropes & Gray LLP as to tax matters, including consent, dated October 4, 2021; filed herewith